UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004

Vanguard New Jersey Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.4%)
Avalon NJ BAN	1.75%	11/19/2004	$10,820	$10,832
Brick Township NJ BAN	2.00%	2/11/2005	12,515	12,550
Bridgewater Township NJ BAN	1.65%	10/8/2004	11,630	11,638
Burlington County NJ BAN	1.75%	9/10/2004	9,745	9,747
Burlington County NJ BAN	1.25%	4/15/2005	25,525	25,555
Burlington County NJ BAN	1.70%	7/15/2005	11,500	11,505
Cherry Hill Township NJ BAN	1.65%	10/7/2004	34,339	34,361
Delaware River & Bay Auth. New Jersey Rev. VRDO	1.28%	9/8/2004 (2)	12,200	12,200
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	1.28%	9/8/2004 LOC	40,350	40,350
Gloucester County NJ BAN	2.00%	10/27/2004	8,575	8,587
Middlesex County NJ BAN	1.75%	1/10/2005	16,220	16,259
Middlesex County NJ BAN	2.75%	6/22/2005	84,500	85,285
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	1.29%	9/8/2004 LOC	57,865	57,865
Monroe Township NJ BAN	2.00%	2/23/2005	7,715	7,750
Moorestown Township NJ BAN	3.00%	5/27/2005	12,775	12,907
Morris County NJ BAN	2.50%	6/21/2005	8,150	8,211
New Jersey Building Auth. Rev. TOB VRDO	1.33%	9/8/2004 (1)*	42,415	42,415
New Jersey COP TOB VRDO	1.37%	9/8/2004 (2)*	10,395	10,395
New Jersey Econ. Dev. Auth. (Motor Vehicle Surcharges) TOB VRDO	1.34%	9/8/2004 (1)*	9,460	9,460
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev. TOB VRDO	1.35%	9/8/2004 (1)*	2,555	2,555
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	1.30%	9/8/2004 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	1.30%	9/8/2004 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	1.15%	11/10/2004 LOC	35,100	35,100
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	1.11%	10/12/2004 LOC	25,000	25,000
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	1.08%	9/22/2004	8,175	8,175
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	1.36%	9/8/2004 LOC	5,685	5,685
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	1.32%	9/1/2004 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	1.28%	9/8/2004 LOC	6,000	6,000
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.11%	9/1/2004	10,900	10,900
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.22%	9/1/2004	22,400	22,400
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.27%	9/8/2004	4,100	4,100
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.27%	9/8/2004	7,900	7,900
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.28%	9/8/2004	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Russell Berrie) VRDO	1.25%	9/8/2004 LOC	7,000	7,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.33%	9/8/2004 (3)*	9,720	9,720
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.35%	9/8/2004 (3)*	39,440	39,440
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.35%	9/8/2004 (3)*	5,195	5,195
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.35%	9/8/2004 (2)*	5,375	5,375
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.35%	9/8/2004 (2)*	11,385	11,385
New Jersey Econ. Dev. Auth. Rev. (Transp. Project) TOB VRDO	1.34%	9/8/2004 (4)*	7,465	7,465
New Jersey Econ. Dev. Auth. Rev. (United States Golf Association) VRDO	1.27%	9/8/2004 LOC	5,500	5,500
New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	1.37%	9/8/2004 (3)*	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.33%	9/1/2004 (2)	40,250	40,250
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.45%	9/1/2004 (2)	12,000	12,000
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	1.28%	9/8/2004 (2)	32,100	32,100
New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	1.32%	9/8/2004 (2)	13,590	13,590
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	3.00%	7/1/2005	3,600	3,646
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	1.35%	9/8/2004 *	5,000	5,000
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.18%	9/1/2004	11,730	11,730
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.24%	9/1/2004	61,580	61,580
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.38%	9/1/2004	17,850	17,850
New Jersey GO TOB VRDO	1.35%	9/8/2004 *	24,200	24,200
New Jersey GO TOB VRDO	1.35%	9/8/2004 (3)*	33,245	33,245
New Jersey GO TOB VRDO	1.37%	9/8/2004 *	25,000	25,000
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	1.31%	9/8/2004 LOC	20,560	20,560
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.) VRDO	1.27%	9/8/2004 LOC	6,700	6,700
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.32%	9/8/2004 LOC	13,200	13,200
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.32%	9/8/2004 LOC	15,400	15,400
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.32%	9/8/2004 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.32%	9/8/2004 LOC	21,600	21,600
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	1.30%	9/8/2004 LOC	2,200	2,200
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	1.30%	9/8/2004 LOC	14,200	14,200
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson) VRDO	1.31%	9/8/2004 LOC	17,600	17,600
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	1.31%	9/8/2004 LOC	10,400	10,400
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	1.36%	9/8/2004 *	15,915	15,915
New Jersey Housing & Mortgage Finance Agency Rev. TOB PUT	1.35%	12/9/2004 (1)*	9,840	9,835
New Jersey Housing & Mortgage Finance Agency Rev. TOB VRDO	1.37%	9/8/2004 (1)*	3,910	3,910
New Jersey Housing & Mortgage Finance Agency Rev. TOB VRDO	1.37%	9/8/2004 (1)*	1,425	1,425
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	1.34%	9/8/2004 (1)*	6,950	6,950
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	1.34%	9/8/2004 (1)*	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	1.30%	9/8/2004 (1)	17,090	17,090
New Jersey Sports & Exposition Auth. Rev. VRDO	1.20%	9/8/2004 (1)	3,000	3,000
New Jersey TRAN	3.00%	6/24/2005	50,000	50,601
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.32%	9/8/2004 (2)*	24,775	24,775
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.32%	9/8/2004 (4)*	10,455	10,455
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.32%	9/8/2004 (10)*	14,495	14,495
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.35%	9/8/2004 (4)*	7,120	7,120
New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	1.38%	9/8/2004 (4)*	21,995	21,995
New Jersey Turnpike Auth. Rev. TOB VRDO	1.33%	9/8/2004 (1)*	18,635	18,635
New Jersey Turnpike Auth. Rev. TOB VRDO	1.35%	9/8/2004 (2)*	8,000	8,000
New Jersey Turnpike Auth. Rev. TOB VRDO	1.37%	9/8/2004 (1)*	7,510	7,510
New Jersey Turnpike Auth. Rev. TOB VRDO	1.36%	9/8/2004 (2)*	6,825	6,825
New Jersey Turnpike Auth. Rev. VRDO	1.28%	9/8/2004 (3)LOC	107,150	107,150
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004 (4)	32,500	32,500
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004 (4)	90,150	90,150
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004 (4)	6,200	6,200
Parsippany - Troy Hills Township NJ BAN	3.00%	8/5/2005	17,000	17,231
Port Auth. of New York & New Jersey CP	1.03%	9/8/2004	27,550	27,550
Port Auth. of New York & New Jersey CP	1.03%	9/15/2004	12,720	12,720
Port Auth. of New York & New Jersey CP	1.08%	9/7/2004	5,700	5,700
Port Auth. of New York & New Jersey CP	1.11%	10/12/2004	7,000	7,000
Port Auth. of New York & New Jersey CP	1.13%	9/24/2004	5,000	5,000
Princeton Univ. New Jersey CP	1.20%	10/6/2004	1,600	1,600
Princeton Univ. New Jersey CP	1.27%	10/6/2004	7,400	7,400
Rahway Valley NJ Sewerage Auth. Sewer Rev.	2.00%	1/14/2005	3,500	3,510
Raritan Township NJ BAN	1.75%	9/10/2004	6,265	6,266
Readington Township NJ BAN	2.00%	2/9/2005	16,850	16,895
Ridgewood NJ BAN	1.75%	4/13/2005	23,273	23,372
Rutgers State Univ. New Jersey VRDO	1.28%	9/1/2004	83,460	83,460
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	1.30%	9/8/2004 (1)	8,250	8,250
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	1.35%	9/8/2004 (1)	2,200	2,200
Salem County NJ Financing Auth. PCR (ExelonProject) CP	1.30%	10/26/2004 LOC	19,000	19,000
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	1.32%	9/8/2004 (2)	31,000	31,000
West Windsor Township NJ BAN	1.75%	3/2/2005	5,247	5,266
Outside New Jersey:
Puerto Rico Electric Power Auth. Rev. TOB VRDO	1.32%	9/8/2004 (4)*	9,870	9,870
Puerto Rico Electric Power Auth. Rev. TOB VRDO	1.31%	9/8/2004 (4)*	10,000	10,000
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	8,100	8,100
Puerto Rico Highway & Transp. Auth. Rev. Grant Anticipation TOB VRDO	1.35%	9/8/2004 (1)*	5,250	5,250
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.32%	9/8/2004 (1)*	21,470	21,470
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.35%	9/8/2004 (1)(3)*	15,845	15,845
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.37%	9/8/2004 (3)*	5,165	5,165
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	26,800	26,800
Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	1.30%	3/1/2005 *	9,275	9,275
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB PUT	1.15%	9/8/2004 *	8,915	8,915
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	1.31%	9/8/2004 (ETM)*	29,105	29,105
Puerto Rico Public Finance Corp. TOB VRDO	1.32%	9/8/2004 (11)*	9,988	9,988
Puerto Rico Public Finance Corp. TOB VRDO	1.37%	9/8/2004 (2)*	10,975	10,975

TOTAL MUNICIPAL BONDS
(Cost $2,054,377)	2,054,377

OTHER ASSETS AND LIABILITIES (0.6%)	12,918

NET ASSETS (100%)	$2,067,295

*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of these securities was $534,748,000, representing 26.0% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard New Jersey Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard New Jersey Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Vanguard New Jersey Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.